Current Liabilities - Trade and Other Payables	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Current Liabilites - Trade and Other Payables
NOTE 16. CURRENT LIABILITIES – TRADE AND OTHER PAYABLES

	Consolidated
	June 30, 2025 $	June 30, 2024 $
Trade payables	5,533,659	3,790,216
Accruals	4,653,950	5,343,241
Other payables	446,949	428,708

	10,634,558	9,562,165